FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying Value of Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2021 and 2020, are as follows:

All figures in USD ‘000 Recurring:	Fair Value Hierarchy Level	2021 Fair Value	2021 Carrying Value	2020 Fair Value	2020 Carrying Value
Cash and Cash Equivalents	1	34,739	34,739	57,847	57,847
Restricted Cash	1	9,909	9,909	4,223	4,223
2019 Senior Secured Credit Facility including $30 million Accordion Loan	2	(223,122)	(223,122)	(253,902)	(253,902)
Financing of 2018-built Vessels	2	(104,277)	(104,277)	(112,238)	(112,238)

Non-recurring
Vessels* (footnote 4)	2	93,710	93,710	-	-

* Vessels measured at fair value are included as part of the Vessels and Vessel Held for Sale balances of $715.3 million and $15.0 million, respectively, in our consolidated balance sheet as of December 31, 2021.